ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 4 – Accounts Receivable

Accounts receivable was $842,673 and $684,935 at February 28, 2022 and May 31, 2021, respectively. During the three months ended February 28, 2022 and 2021, the Company had bad debt expense in the net amount of $2,329 and $0. During the nine months ended February 28, 2022 and 2021, the Company had bad debt expense in the net amount of $2,329 and $5,927. No allowance for doubtful accounts was necessary during the three and nine months ended February 28, 2022 and 2021.

NOTE 5 – ACCOUNTS RECEIVABLE

Accounts receivable was $684,935 and $161,409 at May 31, 2021 and 2020, respectively. The Company had bad debt expense of $15,798 during the year ended May 31, 2021. The Company had bad debt expense of $0 for the year ended May 31, 2021, and $108,392 during the year ended May 31, 2020, including $101,512 in connection with a receivable from a credit card company.